Restricted Investments - Restricted Investment Balance (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Restricted investments	$ 76,268	$ 73,385	$ 68,024
BOEM platform abandonment [Member]
Schedule of Investments [Line Items]
Restricted investments	68,970	66,373	61,389
BOEM lease bonds [Member]
Schedule of Investments [Line Items]
Restricted investments	794	794	776
SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]
Schedule of Investments [Line Items]
Restricted investments	2,592	2,306	1,959
SPBPC Collateral California State Lands Commission pipeline right-of-way bond [Member]
Schedule of Investments [Line Items]
Restricted investments	3,005	3,005	3,000
SPBPC Collateral City of Long Beach pipeline facility permit [Member]
Schedule of Investments [Line Items]
Restricted investments	500	500	500
SPBPC Collateral Federal pipeline right-of-way bond [Member]
Schedule of Investments [Line Items]
Restricted investments	307	307	300
SPBPC Collateral Port of Long Beach pipeline license [Member]
Schedule of Investments [Line Items]
Restricted investments	$ 100	$ 100	$ 100